BASIS OF PRESENTATION (Details) - Schedule of consolidated entity	Jun. 30, 2021	Dec. 31, 2020
Clever Leaves US, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
NS US Holdings, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Herbal Brands, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
1255096 B.C. Ltd. ("Newco") [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Northern Swan International, Inc. (“NSI”) [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Northern Swan Management, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Northern Swan Deutschland Holdings, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Northern Swan Portugal Holdings, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Clever Leaves Portugal Unipessoal LDA [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Clever Leaves II Portugal Cultivation SA [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Northern Swan Europe, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Nordschwan Holdings, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Clever Leaves Germany GmbH [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
NS Herbal Brands International, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Herbal Brands, Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Clever Leaves International, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Eagle Canada Holdings, Inc. (“Eagle Canada”) [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Ecomedics S.A.S. (“Ecomedics”) [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%
Clever Leaves UK Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%	100.00%